CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 167,904	$ 265,240
Inventories, net	32,122	29,215
Other current assets	3,004	4,625
Total current assets	210,727	301,930
Property, plant and equipment, net	37,682	31,567
Goodwill	8,327	8,327
Deferred tax assets	4	0
Lease assets	1,868	3,128
Intangible assets, net	1,347	1,809
Other long-term assets	6,192	5,044
Total assets	266,147	351,805
Current liabilities:
Accrued liabilities	21,189	20,343
Current portion of lease liabilities	1,152	1,312
Total current liabilities	46,266	34,443
Long-term portion of lease liabilities	792	1,913
Deferred tax liabilities	93	15
Warrant liabilities	12,319	8,388
Other long-term liabilities	814	246
Total liabilities	60,284	45,005
Commitments and contingencies (Note 14)
Shareholders' equity:
Preferred Stock, $0.0001 par value; 20,000 shares authorized; no shares issued and outstanding as of December 31, 2023 and 2022	0	0
Common Stock, $0.0001 par value; 800,000 shares authorized; 203,210 issued and 203,030 outstanding as of December 31, 2023 and 202,403 issued and outstanding as of December 31, 2022	20	20
Treasury Stock, at cost: 2023 - 180 shares, 2022 - no shares	(1,969)	0
Additional paid-in-capital	339,783	329,218
Accumulated deficit	(131,988)	(22,438)
Accumulated deficit	17	0
Accumulated other comprehensive income	205,863	306,800
Total liabilities and shareholders' equity	266,147	351,805
Nonrelated Party
Current assets:
Accounts receivable, net	4,295	2,325
Current liabilities:
Accounts payable	3,554	7,055
Related Party
Current assets:
Accounts receivable, net	3,402	525
Current liabilities:
Accounts payable	$ 20,371	$ 5,733